As filed with the Securities and Exchange Commission on November 3, 2003

Registration No. 333-87792

811-21087

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

TRANSAMERICA PREFERRED ADVANTAGE

VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4  ☒

SEPARATE ACCOUNT VA L

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Frank A. Camp, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on                  pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Prospectus, Supplements and Exhibits of Separate Account VA L on Form N-4 Registration Statement (333-87792 and 811-21087) filed on April 30, 2003 and any subsequent filings are hereby incorporated by reference.

TRANSAMERICA PREFERRED ADVANTAGE

VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated November 3, 2003

to the

Prospectus dated May 1, 2003

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.75%

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,584	$3,449	$4,616	$8,101
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$1,041	$2,962	$4,616	$8,101

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Preferred Advantage Variable Annuity dated May 1, 2003

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. Partial withdrawals will reduce the guaranteed future value by an adjusted partial withdrawal amount which is equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

See the examples at the end of this supplement showing the effect of a withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

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Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

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You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note: The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the examples at the end of this supplement showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

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			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

Living Benefits Rider Fee

A rider fee, 0.75% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

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We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the fifth rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

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EXAMPLES

Guaranteed Minimum Accumulation Benefit Adjusted Partial Surrenders

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and
2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1. Formula is (WD / PV) * GFV = pro rata amount

2. ($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

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Step One. What is the pro rata value of the amount withdrawn?

1. Formula is (WD / PV) * GFV = pro rata amount

2. ($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit Adjusted Partial Surrenders

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

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When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be effected:

1.	Minimum remaining withdrawal amount (“MRWA”)
2	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

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Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

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Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)
2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

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Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA PREFERRED ADVANTAGE

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA L

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Preferred Advantage Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205, or by writing to the administrative and service office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2003 as revised November 1, 2003

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 98. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on [the portion of the requested partial surrender that is subject to surrender charge]); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and any other charges; if any.

Policy Year—A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account— Separate Account VA L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, and the application, constitute the entire policy between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invest in the Transamerica Money Market (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	= Gross amount being withdrawn that is subject to the excess interest adjustment.

G	= Guaranteed interest rate applicable to S.

C

=       Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	= Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

*	= multiplication

^	= exponentiation

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .095)* (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.54
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 - 4,623.54 = 52,537.64
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 4,623.54 = 52,537.62
Portion of Surrender Charge – free amount which is deducted from premium	= 17,148.35 – 7,161.18 = 9,987.17
Surrender charge	= (50,000 – 9,987.17)* .06 = 2,400.77
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 - 4,623.54 – 2,400.77
= 50,136.87
Minimum Cash Value	=90% * 50,000 * 1.03 ^ 2.5 - 48,451.32
The Cash Value of $50,136.87 is greater than the minimum of $48,451.32

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .20 = 11,432.24
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 50,000 = 7,161.18
Portion of Surrender Charge – free amount which is deducted from premium	= 11,432.24 – 7,161.18 = 4,271.06
Surrender charge	= (50,000 – 4,271.06)* .06 = 2,743.74
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 – 2,743.74
= 55,667.44
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 - 48,451.32
The Cash Value of $55,667.44 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000 (requested withdrawal amount after penalties); middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Excess Interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	= 7,161.18
Excess interest adjustment/surrender charge
S = 30,000 – 7,161.18 = 22,838.82
G = .055
C = .065
M = 30
E = 22,838.82 * (.055 - .065) * (30/12) = -570.97
EPW = 30,000.00 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 – (-570.97)) = 1,219.44
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E + surrender charge)
= 57,161.18 - (30,000.00 - (-570.97) + 1,219.44) = 25,370.77

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Surrender charge free amount at middle of policy year 3	57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	7,161.18
Excess interest adjustment / surrender charge
S = 30,000 - 7,161.18 = 22,838.82
G = .055
C = .045
M = 30
E = 22,838.82* (.055 - .045)* (30/12) = 570.97
EPW = 30,000 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 - 570.97) = 1,150.92
Remaining policy value at middle of policy year 3	= 57,161.18 (R - E + surrender charge)
= 57,161.18 - (30,000 - 570.97 + 1,150.92) = 26,581.23

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender amount;

(2)	is the adjustment factor = current death benefit prior to the gross partial surrender divided by the policy value prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender— (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender]
$22,791	adjusted partial surrender = [15,194 * (75,000/50,000)]
$52,209	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,791
$34,806	new policy value (after surrender) = 50,000 - 10,000 - 5,194

Summary:
Reduction in guaranteed minimum death benefit	= $	22,791
Reduction in policy value	= $	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 - 11,250 - 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $	15,331
Reduction in policy value	= $	15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & Ten Years Certain
Male Age 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (§) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner’s gross income. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, certain nontaxable distributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of a traditional IRA, distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2003, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3), or 457(e)(16) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2003, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E
D

Where:	A =	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
		Assume	A = $11.57

	B =	The per share amount of any dividend or capital gains distribution since the end of the Immediately preceding valuation period.
		Assume	B = 0

	C =	The per share charge or credit for any taxes reserved for at the end of the current Valuation period.
		Assume	C = 0

	D =	The Net Asset Value of an underlying fund share at the end of the immediately preceding Valuation period.
		Assume	D = $11.40

	E =	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.50% on an annual basis.
		On a daily basis	= .0000407916

Then, the Investment Experience Factor = (11.57+ 0 - 0) - .0000407916 = Z = 1.0148714891
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A =	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	The Net Investment Factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.30% (for the Return of Premium Death Benefit) or 1.50% (for the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:	A =	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	Investment Experience Factor for the valuation period for which the annuity unit value is being Calculated.
		Assume	= Y

	C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
		Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
$1,000

Where:	A =	The policy value as of the annuity commencement date.
		Assume	= $X

	B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
		Assume	= $Y

Then, the first Monthly Variable Annuity Payment = $X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
B

Where:	A =	The dollar amount of the first monthly Variable Annuity Payment.
		Assume	= $X

	B =	The annuity unit value for the Valuation Date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units = $X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the rider date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value - Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceed Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings as of the date of the death benefit calculations = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50

Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000

Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000

Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market (formerly Van Kampen Money Market) subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS

=  The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	= Per unit expenses of the subaccount for the 7-day period.
UV	= The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market subaccount will be lower than the yield for the Transamerica Money Market portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS

=  The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	= Per unit expenses of the subaccount for the 7-day period.
UV	= The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market portfolio, the types and quality of portfolio securities held by the Transamerica Money Market portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.606%), and the effective yield was (0.605%) for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.40%. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.460%), and the effective yield was (0.459%) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.25%. There is no yield or effective yield for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.50%; or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30% for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts account (except the Transamerica Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	= Expenses of the subaccount for the 30-day period.
U	= The average number of units outstanding.
UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.
ERV	= The ending redeemable value of the hypothetical account at the end of the period.
P	= A hypothetical initial payment of $1,000.
N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) –1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.
ERV	= The ending redeemable value of the hypothetical investment at the end of the period.
P	= A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws.

The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, the amount paid to AFSG Securities Corporation and/or broker dealers for their services related to Separate Account VA P policies was $1,031,906.24. No fees had been paid to any broker-dealers for their services prior to 2002.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the subaccounts of Separate Account VA L which are available for investment by Transamerica Preferred Advantage Variable Annuity contract owners as of December 31, 2002, and for the period from July 15, 2002 (commencement of operations) through December 31, 2002, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Period From July 15, 2002 (Commencement

of Operations) Through December 31, 2002

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Financial Statements

Period From July 15, 2002 (Commencement

of Operations) Through December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of Transamerica Preferred Advantage Variable Annuity

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA L of Transamerica Life Insurance Company (comprised of the Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Federated Growth & Income, MFS High Yield, Transamerica Equity, Van Kampen Emerging Growth, Van Kampen Money Market, AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Premier Equity, First American Corporate Bond, First American Equity Income, First American International, First American Large Cap Growth, First American Mid Cap Growth, First American Small Cap Growth, First American Technology, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Small Cap, Mutual Shares Securities, Templeton Foreign Securities, Colonial Small Cap Value, Liberty Select Value, MFS Emerging Growth, MFS New Discovery, MFS Research, MFS Utilities, Putnam VT Diversified Income, Putnam VT Growth and Income, Putnam VT Health Sciences, Putnam VT New Value, and Putnam VT The George Putnam Fund of Boston subaccounts), which are available for investment by contract owners of Transamerica Preferred Advantage Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the period from July 15, 2002 (commencement of operations) through December 31, 2002. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA L of Transamerica Life Insurance Company, which are available for investment by contract owners of Transamerica Preferred Advantage Variable Annuity, at December 31, 2002, and the results of their operations and changes in their net assets for the period from July 15, 2002 through December 31, 2002 in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares	5,589.081	19,865.238	16,937.835	36,138.563	13,873.267

Cost	$48,091	$149,853	$213,736	$504,877	$120,251

Investments in mutual funds, at net asset value	$47,451	$146,804	$222,733	$518,588	$122,501
Receivable for units sold	—	—	—	—	—

Total assets	47,451	146,804	222,733	518,588	122,501

Liabilities
Payable for units redeemed	1	—	5	9	2

	$47,450	$146,804	$222,728	$518,579	$122,499

Net Assets:
Deferred annuity contracts terminable by owners	$47,450	$146,804	$222,728	$518,579	$122,499

Total net assets	$47,450	$146,804	$222,728	$518,579	$122,499

Accumulation units outstanding:
M&E—1.25%	40,944	101,363	78,800	257,821	27,968

M&E—1.40%	3,044	100	100	74,759	26,255

M&E—1.50%	4,414	47,886	152,974	185,567	64,638

M&E—1.75%	100	100	100	100	100

M&E—1.90%	1,225	100	100	2,890	920

M&E—2.00%	100	100	100	100	100

Accumulation unit value:
M&E—1.25%	$0.952524	$0.981357	$0.960022	$0.995414	$1.021791

M&E—1.40%	$0.951875	$0.980679	$0.959377	$0.994741	$1.021105

M&E—1.50%	$0.951442	$0.980238	$0.958946	$0.994290	$1.020626

M&E—1.75%	$0.950362	$0.979128	$0.957854	$0.993162	$1.019484

M&E—1.90%	$0.949716	$0.978461	$0.957204	$0.992492	$1.018790

M&E—2.00%	$0.949296	$0.978020	$0.956765	$0.992039	$1.018339

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica Equity Subaccount	Van Kampen Emerging Growth Subaccount	Van Kampen Money Market Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount
Assets
Investment in securities:
Number of shares	57,859.837	25,718.109	663,149.960	254.319	164,497.064

Cost	$787,221	$359,746	$663,150	$4,282	$2,032,427

Investments in mutual funds, at net asset value	$794,994	$334,335	$663,150	$4,166	$2,031,539
Receivable for units sold	11	11	50	—	—

Total assets	795,005	334,346	663,200	4,166	2,031,539

Liabilities
Payable for units redeemed	—	—	—	—	9

	$795,005	$334,346	$663,200	$4,166	$2,031,530

Net Assets:
Deferred annuity contracts terminable by owners	$795,005	$334,346	$663,200	$4,166	$2,031,530

Total net assets	$795,005	$334,346	$663,200	$4,166	$2,031,530

Accumulation units outstanding:
M&E—1.25%	303,754	191,570	604,893	1,719	970,848

M&E—1.40%	209,252	61,749	12,087	100	189,852

M&E—1.50%	288,046	121,511	41,452	2,229	770,990

M&E—1.75%	1,286	100	536	100	100

M&E—1.90%	2,263	100	4,394	100	6,934

M&E—2.00%	100	100	100	100	7,174

Accumulation unit value:
M&E—1.25%	$0.988543	$0.891715	$0.999709	$0.958593	$1.044570

M&E—1.40%	$0.987866	$0.891105	$0.999029	$0.957933	$1.043861

M&E—1.50%	$0.987413	$0.890698	$0.998572	$0.957500	$1.043384

M&E—1.75%	$0.986295	$0.889690	$0.997444	$0.956413	$1.042206

M&E—1.90%	$0.985628	$0.889084	$0.996769	$0.955767	$1.041500

M&E—2.00%	$0.985181	$0.888680	$0.996313	$0.955329	$1.041027

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	AIM V.I. Growth Subaccount	AIM V.I. Mid Cap Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	First American Corporate Bond Subaccount	First American Equity Income Subaccount
Assets
Investment in securities:
Number of shares	17,557.460	7,909.598	8,573.334	90,729.027	63,855.216

Cost	$200,353	$73,927	$137,812	$813,442	$608,424

Investments in mutual funds, at net asset value	$197,873	$75,220	$138,631	$814,747	$593,854
Receivable for units sold	—	—	—	—	—

Total assets	197,873	75,220	138,631	814,747	593,854

Liabilities
Payable for units redeemed	—	2	—	30	3

	$197,873	$75,218	$138,631	$814,717	$593,851

Net Assets:
Deferred annuity contracts terminable by owners	$197,873	$75,218	$138,631	$814,717	$593,851

Total net assets	$197,873	$75,218	$138,631	$814,717	$593,851

Accumulation units outstanding:
M&E—1.25%	116,800	28,535	37,832	218,055	227,340

M&E—1.40%	100	10,068	8,004	68,988	49,509

M&E—1.50%	89,205	33,043	101,019	480,208	280,746

M&E—1.75%	100	1,006	100	412	26,468

M&E—1.90%	4,652	100	100	100	100

M&E—2.00%	100	3,832	100	100	22,612

Accumulation unit value:
M&E—1.25%	$0.938488	$0.982920	$0.942859	$1.061842	$0.979488

M&E—1.40%	$0.937846	$0.982253	$0.942219	$1.061110	$0.978827

M&E—1.50%	$0.937425	$0.981807	$0.941785	$1.060631	$0.978377

M&E—1.75%	$0.936360	$0.980696	$0.940716	$1.059427	$0.977273

M&E—1.90%	$0.935722	$0.980037	$0.940086	$1.058708	$0.976608

M&E—2.00%	$0.935301	$0.979584	$0.939653	$1.058235	$0.976168

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	First American International Subaccount	First American Large Cap Growth Subaccount	First American Mid Cap Growth Subaccount	First American Small Cap Growth Subaccount	First American Technology Subaccount
Assets
Investment in securities:
Number of shares	6,879.806	67,028.126	20,703.187	37,349.653	7,137.085

Cost	$33,547	$277,644	$113,931	$221,924	$11,791

Investments in mutual funds, at net asset value	$33,436	$268,783	$113,453	$217,748	$11,419
Receivable for units sold	—	2	—	1	—

Total assets	33,436	268,785	113,453	217,749	11,419

Liabilities
Payable for units redeemed	2	—	1	—	—

	$33,434	$268,785	$113,452	$217,749	$11,419

Net Assets:
Deferred annuity contracts terminable by owners	$33,434	$268,785	$113,452	$217,749	$11,419

Total net assets	$33,434	$268,785	$113,452	$217,749	$11,419

Accumulation units outstanding:
M&E—1.25%	25,978	70,419	35,799	164,843	1,994

M&E—1.40%	3,918	42,004	8,780	6,251	10,318

M&E—1.50%	5,575	143,068	54,377	40,225	100

M&E—1.75%	1,525	100	100	100	100

M&E—1.90%	100	100	100	2,360	100

M&E—2.00%	100	20,273	15,067	15,850	100

Accumulation unit value:
M&E—1.25%	$0.899180	$0.974918	$0.994291	$0.948721	$0.898788

M&E—1.40%	$0.898569	$0.974246	$0.993615	$0.948075	$0.898174

M&E—1.50%	$0.898159	$0.973804	$0.993161	$0.947640	$0.897768

M&E—1.75%	$0.897143	$0.972703	$0.992034	$0.946570	$0.896754

M&E—1.90%	$0.896527	$0.972039	$0.991363	$0.945933	$0.896141

M&E—2.00%	$0.896121	$0.971602	$0.990919	$0.945507	$0.895731

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Small Cap Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount
Assets
Investment in securities:
Number of shares	28,529.560	1,816.263	36,653.730	33,439.723	64,798.003

Cost	$380,078	$17,408	$442,263	$399,642	$608,598

Investments in mutual funds, at net asset value	$383,437	$17,454	$465,502	$401,945	$610,397
Receivable for units sold	—	—	7	—	—

Total assets	383,437	17,454	465,509	401,945	610,397

Liabilities
Payable for units redeemed	2	2	—	3	7

	$383,435	$17,452	$465,509	$401,942	$610,390

Net Assets:
Deferred annuity contracts terminable by owners	$383,435	$17,452	$465,509	$401,942	$610,390

Total net assets	$383,435	$17,452	$465,509	$401,942	$610,390

Accumulation units outstanding:
M&E—1.25%	161,706	3,309	171,660	23,441	321,613

M&E—1.40%	45,157	6,658	36,157	278,611	44,383

M&E—1.50%	149,027	8,013	248,691	109,275	315,310

M&E—1.75%	26,690	100	26,587	100	558

M&E—1.90%	100	100	100	100	100

M&E—2.00%	2,365	100	100	100	15,794

Accumulation unit value:
M&E—1.25%	$0.996520	$0.955520	$0.963925	$0.977226	$0.875342

M&E—1.40%	$0.995839	$0.954863	$0.963271	$0.976552	$0.874744

M&E—1.50%	$0.995385	$0.954431	$0.962840	$0.976111	$0.874353

M&E—1.75%	$0.994254	$0.953346	$0.961743	$0.975005	$0.873354

M&E—1.90%	$0.993585	$0.952700	$0.961095	$0.974346	$0.872760

M&E—2.00%	$0.993133	$0.952273	$0.960662	$0.973911	$0.872364

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Colonial Small Cap Value Subaccount	Liberty Select Value Subaccount	MFS Emerging Growth Subaccount	MFS New Discovery Subaccount	MFS Research Subaccount
Assets
Investment in securities:
Number of shares	26,903.647	15,196.782	7,960.436	6,606.737	14,252.385

Cost	$283,454	$184,501	$96,059	$69,829	$153,363

Investments in mutual funds, at net asset value	$281,681	$184,185	$94,411	$68,578	$153,071
Receivable for units sold	89	—	—	—	—

Total assets	281,770	184,185	94,411	68,578	153,071

Liabilities
Payable for units redeemed	—	3	1	—	—

	$281,770	$184,182	$94,410	$68,578	$153,071

Net Assets:
Deferred annuity contracts terminable by owners	$281,770	$184,182	$94,410	$68,578	$153,071

Total net assets	$281,770	$184,182	$94,410	$68,578	$153,071

Accumulation units outstanding:
M&E—1.25%	100,504	100,587	65,705	15,447	64,700

M&E—1.40%	14,107	1,149	10,995	10,953	38,315

M&E—1.50%	162,535	91,113	22,686	43,927	44,150

M&E—1.75%	279	100	366	897	100

M&E—1.90%	945	100	100	100	100

M&E—2.00%	1,625	100	100	100	10,280

Accumulation unit value:
M&E—1.25%	$1.007061	$0.954092	$0.944893	$0.960965	$0.971674

M&E—1.40%	$1.006378	$0.953442	$0.944244	$0.960307	$0.971012

M&E—1.50%	$1.005922	$0.953011	$0.943820	$0.959876	$0.970571

M&E—1.75%	$1.004780	$0.951932	$0.942747	$0.958790	$0.969467

M&E—1.90%	$1.004095	$0.951288	$0.942108	$0.958138	$0.968815

M&E—2.00%	$1.003649	$0.950856	$0.941677	$0.957700	$0.968374

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS Utilities Subaccount	Putnam VT Diversified Income Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Health Sciences Subaccount	Putnam VT New Value Subaccount
Assets
Investment in securities:
Number of shares	5,957.433	40,066.321	9,176.951	8,281.678	4,987.428

Cost	$68,492	$330,580	$171,869	$77,916	$54,221

Investments in mutual funds, at net asset value	$71,370	$339,762	$171,058	$77,185	$54,513
Receivable for units sold	—	—	—	3	—

Total assets	71,370	339,762	171,058	77,188	54,513

Liabilities
Payable for units redeemed	2	5	—	—	—

	$71,368	$339,757	$171,058	$77,188	$54,513

Net Assets:
Deferred annuity contracts terminable by owners	$71,368	$339,757	$171,058	$77,188	$54,513

Total net assets	$71,368	$339,757	$171,058	$77,188	$54,513

Accumulation units outstanding:
M&E—1.25%	17,205	72,286	78,370	20,215	17,695

M&E—1.40%	13,663	21,476	19,103	11,067	18,887

M&E—1.50%	35,285	207,795	74,695	41,665	7,684

M&E—1.75%	1,279	26,560	650	376	100

M&E—1.90%	1,367	100	100	100	100

M&E—2.00%	100	100	1,626	100	10,014

Accumulation unit value:
M&E—1.25%	$1.036700	$1.035832	$0.980612	$1.050661	$1.001623

M&E—1.40%	$1.035993	$1.035124	$0.979940	$1.049938	$1.000944

M&E—1.50%	$1.035525	$1.034655	$0.979499	$1.049465	$1.000484

M&E—1.75%	$1.034351	$1.033483	$0.978388	$1.048280	$0.999350

M&E—1.90%	$1.033650	$1.032784	$0.977728	$1.047565	$0.998670

M&E—2.00%	$1.033183	$1.032320	$0.977284	$1.047087	$0.998215

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

Putnam VT The George Putnam Fund of Boston Subaccount
Assets
Investment in securities:
Number of shares	43,877.012

Cost	$416,227

Investments in mutual funds, at net asset value	$418,587
Receivable for units sold	—

Total assets	418,587

Liabilities
Payable for units redeemed	1

$418,586

Net Assets:
Deferred annuity contracts terminable by owners	$418,586

Total net assets	$418,586

Accumulation units outstanding:
M&E—1.25%	6,086

M&E—1.40%	129,030

M&E—1.50%	282,159

M&E—1.75%	389

M&E—1.90%	100

M&E—2.00%	100

Accumulation unit value:
M&E—1.25%	$1.002705

M&E—1.40%	$1.002021

M&E—1.50%	$1.001573

M&E—1.75%	$1.000438

M&E—1.90%	$0.999755

M&E—2.00%	$0.999300

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)	Capital Guardian Value Subaccount(1)	Federated Growth & Income Subaccount(1)
Net investment income (loss)
Income:
Dividends	$1	$3	$26	$35
Expenses:
Administrative, mortality and expense risk charge	47	240	517	1,022

Net investment income (loss)	(46)	(237)	(491)	(987)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	7
Proceeds from sales	83	21,609	21,177	346
Cost of investments sold	91	20,390	19,336	380

Net realized capital gains (losses) on investments	(8)	1,219	1,841	(27)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(640)	(3,049)	8,997	13,711

Net change in unrealized appreciation/depreciation of investments	(640)	(3,049)	8,997	13,711

Net realized and unrealized capital gains (losses) on investments	(648)	(1,830)	10,838	13,684

Increase (decrease) in net assets from operations	$(694)	$(2,067)	$10,347	$12,697

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	MFS High Yield Subaccount(1)	Transamerica Equity Subaccount(1)	Van Kampen Emerging Growth Subaccount(1)	Van Kampen Money Market Subaccount(1)
Net investment income (loss)
Income:
Dividends	$16	$—	$1	$1,023
Expenses:
Administrative, mortality and expense risk charge	244	1,965	930	1,262

Net investment income (loss)	(228)	(1,965)	(929)	(239)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	880	12,970	133,877	884,073
Cost of investments sold	874	12,529	131,803	884,073

Net realized capital gains (losses) on investments	6	441	2,074	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	2,250	7,773	(25,411)	—

Net change in unrealized appreciation/depreciation of investments	2,250	7,773	(25,411)	—

Net realized and unrealized capital gains (losses) on investments	2,256	8,214	(23,337)	—

Increase (decrease) in net assets from operations	$2,028	$6,249	$(24,266)	$(239)

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	AIM V.I. Capital Appreciation Subaccount(1)	AIM V.I. Government Securities Subaccount(1)	AIM V.I. Growth Subaccount(1)	AIM V.I. Mid Cap Core Equity Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$29,457	$—	$—
Expenses:
Administrative, mortality and expense risk charge	12	3,638	523	210

Net investment income (loss)	(12)	25,819	(523)	(210)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	12	6,038	199	4,719
Cost of investments sold	12	5,945	211	4,885

Net realized capital gains (losses) on investments	—	93	(12)	(166)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(116)	(888)	(2,480)	1,293

Net change in unrealized appreciation/depreciation of investments	(116)	(888)	(2,480)	1,293

Net realized and unrealized capital gains (losses) on investments	(116)	(795)	(2,492)	1,127

Increase (decrease) in net assets from operations	$(128)	$25,024	$(3,015)	$917

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	AIM V.I. Premier Equity Subaccount(1)	First American Corporate Bond Subaccount(1)	First American Equity Income Subaccount(1)	First American International Subaccount(1)

Net investment income (loss)
Income:
Dividends	$547	$32,996	$10,578	$98
Expenses:
Administrative, mortality and expense risk charge	393	1,769	1,065	52

Net investment income (loss)	154	31,227	9,513	46
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,488	6,186	7,857	948
Cost of investments sold	2,547	6,076	7,767	1,023

Net realized capital gains (losses) on investments	(59)	110	90	(75)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	819	1,305	(14,570)	(111)

Net change in unrealized appreciation/depreciation of investments	819	1,305	(14,570)	(111)

Net realized and unrealized capital gains (losses) on investments	760	1,415	(14,480)	(186)

Increase (decrease) in net assets from operations	$914	$32,642	$(4,967)	$(140)

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	First American Large Cap Growth Subaccount(1)	First American Mid Cap Growth Subaccount(1)	First American Small Cap Growth Subaccount(1)	First American Technology Subaccount(1)

Net investment income (loss)
Income:
Dividends	$16	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	492	228	387	15

Net investment income (loss)	(476)	(228)	(387)	(15)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,455	1,387	433	4,933
Cost of investments sold	2,499	1,375	457	4,323

Net realized capital gains (losses) on investments	(44)	12	(24)	610
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(8,861)	(478)	(4,176)	(372)

Net change in unrealized appreciation/depreciation of investments	(8,861)	(478)	(4,176)	(372)

Net realized and unrealized capital gains (losses) on investments	(8,905)	(466)	(4,200)	238

Increase (decrease) in net assets from operations	$(9,381)	$(694)	$(4,587)	$223

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Franklin Rising Dividends Securities Subaccount(1)	Franklin Small Cap Value Securities Subaccount(1)	Franklin Small Cap Subaccount(1)	Mutual Shares Securities Subaccount(1)

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	578	20	1,428	887

Net investment income (loss)	(578)	(20)	(1,428)	(887)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,150	114	391,359	7,337
Cost of investments sold	1,186	121	395,756	7,524

Net realized capital gains (losses) on investments	(36)	(7)	(4,397)	(187)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	3,359	46	23,239	2,303

Net change in unrealized appreciation/depreciation of investments	3,359	46	23,239	2,303

Net realized and unrealized capital gains (losses) on investments	3,323	39	18,842	2,116

Increase (decrease) in net assets from operations	$2,745	$19	$17,414	$1,229

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Templeton Foreign Securities Subaccount(1)	Colonial Small Cap Value Subaccount(1)	Liberty Select Value Subaccount(1)	MFS Emerging Growth Subaccount(1)

Net investment income (loss)
Income:
Dividends	$—	$596	$425	$—
Expenses:
Administrative, mortality and expense risk charge	1,283	665	354	182

Net investment income (loss)	(1,283)	(69)	71	(182)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	8,346	—	—
Proceeds from sales	33,421	28,872	7,298	182
Cost of investments sold	35,549	29,754	7,580	190

Net realized capital gains (losses) on investments	(2,128)	7,464	(282)	(8)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	1,799	(1,773)	(316)	(1,648)

Net change in unrealized appreciation/depreciation of investments	1,799	(1,773)	(316)	(1,648)

Net realized and unrealized capital gains (losses) on investments	(329)	5,691	(598)	(1,656)

Increase (decrease) in net assets from operations	$(1,612)	$5,622	$(527)	$(1,838)

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	MFS New Discovery Subaccount(1)	MFS Research Subaccount(1)	MFS Utilities Subaccount(1)	Putnam VT Diversified Income Subaccount(1)

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	98	195	137	797

Net investment income (loss)	(98)	(195)	(137)	(797)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	165	31	635	494
Cost of investments sold	171	31	610	480

Net realized capital gains (losses) on investments	(6)	—	25	14
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(1,251)	(292)	2,878	9,182

Net change in unrealized appreciation/depreciation of investments	(1,251)	(292)	2,878	9,182

Net realized and unrealized capital gains (losses) on investments	(1,257)	(292)	2,903	9,196

Increase (decrease) in net assets from operations	$(1,355)	$(487)	$2,766	$8,399

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Operations

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Putnam VT Growth and Income Subaccount(1)	Putnam VT Health Sciences Subaccount(1)	Putnam VT New Value Subaccount(1)	Putnam VT The George Putnam Fund of Boston Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	298	269	61	598

Net investment income (loss)	(298)	(269)	(61)	(598)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	18,528	1,809	156	692
Cost of investments sold	17,732	1,731	161	684

Net realized capital gains (losses) on investments	796	78	(5)	8

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(811)	(731)	292	2,360

Net change in unrealized appreciation/depreciation of investments	(811)	(731)	292	2,360

Net realized and unrealized capital gains (losses) on investments	(15)	(653)	287	2,368

Increase (decrease) in net assets from operations	$(313)	$(922)	$226	$1,770

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)	Capital Guardian Value Subaccount(1)	Federated Growth & Income Subaccount(1)
Operations
Net investment income (loss)	$(46)	$(237)	$(491)	$(987)
Net realized capital gains (losses) on investments	(8)	1,219	1,841	(27)
Net change in unrealized appreciation/depreciation of investments	(640)	(3,049)	8,997	13,711

Increase (decrease) in net assets from operations	(694)	(2,067)	10,347	12,697
Contract transactions
Net contract purchase payments	39,684	148,644	207,333	489,017
Transfer payments from (to) other subaccounts or general account	8,497	429	5,249	16,896
Contract terminations, withdrawals, and other deductions	(37)	(202)	(201)	(31)

Increase (decrease) in net assets from contract transactions	48,144	148,871	212,381	505,882

Net increase (decrease) in net assets	47,450	146,804	222,728	518,579
Net assets:
Beginning of the period	—	—	—	—

End of the period	$47,450	$146,804	$222,728	$518,579

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	MFS High Yield Subaccount(1)	Transamerica Equity Subaccount(1)	Van Kampen Emerging Growth Subaccount(1)	Van Kampen Money Market Subaccount(1)
Operations
Net investment income (loss)	$(228)	$(1,965)	$(929)	$(239)
Net realized capital gains (losses) on investments	6	441	2,074	—
Net change in unrealized appreciation/depreciation of investments	2,250	7,773	(25,411)	—

Increase (decrease) in net assets from operations	2,028	6,249	(24,266)	(239)
Contract transactions
Net contract purchase payments	105,408	748,213	168,944	742,530
Transfer payments from (to) other subaccounts or general account	15,437	41,040	189,668	(73,635)
Contract terminations, withdrawals, and other deductions	(374)	(497)	—	(5,456)

Increase (decrease) in net assets from contract transactions	120,471	788,756	358,612	663,439

Net increase (decrease) in net assets	122,499	795,005	334,346	663,200
Net assets:
Beginning of the period	—	—	—	—

End of the period	$122,499	$795,005	$334,346	$663,200

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	AIM V.I. Capial Appreciation Subaccount(1)	AIM V.I. Government Securities Subaccount(1)	AIM V.I. Growth Subaccount(1)	AIM V.I. Mid Cap Core Equity Subaccount(1)
Operations
Net investment income (loss)	$(12)	$25,819	$(523)	$(210)
Net realized capital gains (losses) on investments	—	93	(12)	(166)
Net change in unrealized appreciation/depreciation of investments	(116)	(888)	(2,480)	1,293

Increase (decrease) in net assets from operations	(128)	25,024	(3,015)	917
Contract transactions
Net contract purchase payments	4,293	1,895,197	90,915	65,108
Transfer payments from (to) other subaccounts or general account	1	112,791	109,973	9,255
Contract terminations, withdrawals, and other deductions	—	(1,482)	—	(62)

Increase (decrease) in net assets from contract transactions	4,294	2,006,506	200,888	74,301

Net increase (decrease) in net assets	4,166	2,031,530	197,873	75,218
Net assets:
Beginning of the period	—	—	—	—

End of the period	$4,166	$2,031,530	$197,873	$75,218

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	AIM V.I. Premier Equity Subaccount(1)	First American Corporate Bond Subaccount(1)	First American Equity Income Subaccount(1)	First American International Subaccount(1)
Operations
Net investment income (loss)	$154	$31,227	$9,513	$46
Net realized capital gains (losses) on investments	(59)	110	90	(75)
Net change in unrealized appreciation/depreciation of investments	819	1,305	(14,570)	(111)

Increase (decrease) in net assets from operations	914	32,642	(4,967)	(140)
Contract transactions
Net contract purchase payments	126,726	740,962	544,067	28,693
Transfer payments from (to) other subaccounts or general account	11,329	41,907	55,306	5,283
Contract terminations, withdrawals, and other deductions	(338)	(794)	(555)	(402)

Increase (decrease) in net assets from contract transactions	137,717	782,075	598,818	33,574

Net increase (decrease) in net assets	138,631	814,717	593,851	33,434
Net assets:
Beginning of the period	—	—	—	—

End of the period	$138,631	$814,717	$593,851	$33,434

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	First American Large Cap Growth Subaccount(1)	First American Mid Cap Growth Subaccount(1)	First American Small Cap Growth Subaccount(1)	First American Technology Subaccount(1)
Operations
Net investment income (loss)	$(476)	$(228)	$(387)	$(15)
Net realized capital gains (losses) on investments	(44)	12	(24)	610
Net change in unrealized appreciation/depreciation of investments	(8,861)	(478)	(4,176)	(372)

Increase (decrease) in net assets from operations	(9,381)	(694)	(4,587)	223
Contract transactions
Net contract purchase payments	258,525	106,176	200,224	9,456
Transfer payments from (to) other subaccounts or general account	19,641	8,007	22,148	1,740
Contract terminations, withdrawals, and other deductions	—	(37)	(36)	—

Increase (decrease) in net assets from contract transactions	278,166	114,146	222,336	11,196

Net increase (decrease) in net assets	268,785	113,452	217,749	11,419
Net assets:
Beginning of the period	—	—	—	—

End of the period	$268,785	$113,452	$217,749	$11,419

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Franklin Rising Dividends Securities Subaccount(1)	Franklin Small Cap Value Securities Subaccount(1)	Franklin Small Cap Subaccount(1)	Mutual Shares Securities Subaccount(1)
Operations
Net investment income (loss)	$(578)	$(20)	$(1,428)	$(887)
Net realized capital gains (losses) on investments	(36)	(7)	(4,397)	(187)
Net change in unrealized appreciation/depreciation of investments	3,359	46	23,239	2,303

Increase (decrease) in net assets from operations	2,745	19	17,414	1,229
Contract transactions
Net contract purchase payments	342,027	16,089	376,238	382,579
Transfer payments from (to) other subaccounts or general account	38,720	1,344	72,200	18,630
Contract terminations, withdrawals, and other deductions	(57)	—	(343)	(496)

Increase (decrease) in net assets from contract transactions	380,690	17,433	448,095	400,713

Net increase (decrease) in net assets	383,435	17,452	465,509	401,942
Net assets:
Beginning of the period	—	—	—	—

End of the period	$383,435	$17,452	$465,509	$401,942

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Templeton Foreign Securities Subaccount(1)	Colonial Small Cap Value Subaccount(1)	Liberty Select Value Subaccount(1)	MFS Emerging Growth Subaccount(1)
Operations
Net investment income (loss)	$(1,283)	$(69)	$71	$(182)
Net realized capital gains (losses) on investments	(2,128)	7,464	(282)	(8)
Net change in unrealized appreciation/depreciation of investments	1,799	(1,773)	(316)	(1,648)

Increase (decrease) in net assets from operations	(1,612)	5,622	(527)	(1,838)
Contract transactions
Net contract purchase payments	562,100	256,836	176,103	93,905
Transfer payments from (to) other subaccounts or general account	50,295	19,620	8,802	2,343
Contract terminations, withdrawals, and other deductions	(393)	(308)	(196)	—

Increase (decrease) in net assets from contract transactions	612,002	276,148	184,709	96,248

Net increase (decrease) in net assets	610,390	281,770	184,182	94,410
Net assets:
Beginning of the period	—	—	—	—

End of the period	$610,390	$281,770	$184,182	$94,410

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	MFS New Discovery Subaccount(1)	MFS Research Subaccount(1)	MFS Utilities Subaccount(1)	Putnam VT Diversified Income Subaccount(1)
Operations
Net investment income (loss)	$(98)	$(195)	$(137)	$(797)
Net realized capital gains (losses) on investments	(6)	—	25	14
Net change in unrealized appreciation/depreciation of investments	(1,251)	(292)	2,878	9,182

Increase (decrease) in net assets from operations	(1,355)	(487)	2,766	8,399
Contract transactions
Net contract purchase payments	68,955	134,070	59,571	322,964
Transfer payments from (to) other subaccounts or general account	978	19,488	9,333	8,394
Contract terminations, withdrawals, and other deductions	—	—	(302)	—

Increase (decrease) in net assets from contract transactions	69,933	153,558	68,602	331,358

Net increase (decrease) in net assets	68,578	153,071	71,368	339,757
Net assets:
Beginning of the period	—	—	—	—

End of the period	$68,578	$153,071	$71,368	$339,757

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Statements of Changes in Net Assets

Period July 15, 2002 (Commencement

of Operations) Through December 31, 2002

	Putnam VT Growth and Income Subaccount(1)	Putnam VT Health Sciences Subaccount(1)	Putnam VT New Value Subaccount(1)	Putnam VT The George Putnam Fund of Boston Subaccount(1)
Operations
Net investment income (loss)	$(298)	$(269)	$(61)	$(598)
Net realized capital gains (losses) on investments	796	78	(5)	8
Net change in unrealized appreciation/depreciation of investments	(811)	(731)	292	2,360

Increase (decrease) in net assets from operations	(313)	(922)	226	1,770
Contract transactions
Net contract purchase payments	151,385	73,384	40,684	409,182
Transfer payments from (to) other subaccounts or general account	20,192	4,726	13,603	7,660
Contract terminations, withdrawals, and other deductions	(206)	—	—	(26)

Increase (decrease) in net assets from contract transactions	171,371	78,110	54,287	416,816

Net increase (decrease) in net assets	171,058	77,188	54,513	418,586
Net assets:
Beginning of the period	—	—	—	—

End of the period	$171,058	$77,188	$54,513	$418,586

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account L—Transamerica Preferred Advantage Variable Annuity (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified subaccounts are available to contract owners of The Transamerica Preferred Advantage Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc.:	Franklin Templeton Variable Insurance Products Trust—Class 2:
Capital Guardian Global	Franklin Rising Dividends Securities Fund
Capital Guardian U.S. Equity	Franklin Small Cap Value Securities Fund
Capital Guardian Value	Franklin Small Cap Fund
Federated Growth & Income	Mutual Shares Securities Fund
MFS High Yield	Templeton Foreign Securities Fund
Transamerica Equity	Liberty Variable Investment Trust:
Van Kampen Emerging Growth	Colonial Small Cap Value Fund, Variable Series
Van Kampen Money Market	Liberty Select Value Fund, Variable Series
AIM Variable Insurance Funds—Series II Shares:	MFS® Variable Insurance TrustSM—Service Class:
AIM V.I. Capial Appreciation Fund	MFS Emerging Growth Series
AIM V.I. Government Securities Fund	MFS New Discovery Series
AIM V.I. Growth Fund	MFS Research Series
AIM V.I. Mid Cap Core Equity Fund	MFS Utilities Series
AIM V.I. Premier Equity Fund	Putnam Variable Trust—Class IB Shares:
First American Insurance Portfolios, Inc.—Class IB Shares:	Putnam VT Diversified Income Fund
First American Corporate Bond Portfolio	Putnam VT Growth and Income Fund
First American Equity Income Portfolio	Putnam VT Health Sciences Fund
First American International Portfolio	Putnam VT New Value Fund
First American Large Cap Growth Portfolio	Putnam VT The George Putnam Fund of Boston
First American Mid Cap Growth Portfolio
First American Small Cap Growth Portfolio
First American Technology Portfolio

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Capital Guardian Global	July 15, 2002
Capital Guardian U.S. Equity	July 15, 2002
Capital Guardian Value	July 15, 2002
Federated Growth & Income	July 15, 2002
MFS High Yield	July 15, 2002
Transamerica Equity	July 15, 2002
Van Kampen Emerging Growth	July 15, 2002
Van Kampen Money Market	July 15, 2002
AIM V.I. Capital Appreciation	July 15, 2002
AIM V.I. Government Securities	July 15, 2002
AIM V.I. Growth	July 15, 2002
AIM V.I. Mid Cap Core Equity	July 15, 2002
AIM V.I. Premier Equity	July 15, 2002
First American Corporate Bond	July 15, 2002
First American Equity Income	July 15, 2002
First American International	July 15, 2002
First American Large Cap Growth	July 15, 2002
First American Mid Cap Growth	July 15, 2002
First American Small Cap Growth	July 15, 2002
First American Technology	July 15, 2002
Franklin Rising Dividends Securities	July 15, 2002
Franklin Small Cap Value Securities	July 15, 2002
Franklin Small Cap	July 15, 2002
Mutual Shares Securities	July 15, 2002
Templeton Foreign Securities	July 15, 2002
Colonial Small Cap Value	July 15, 2002
Liberty Select Value	July 15, 2002
MFS Emerging Growth	July 15, 2002
MFS New Discovery	July 15, 2002
MFS Research	July 15, 2002
MFS Utilities	July 15, 2002
Putnam VT Diversified Income	July 15, 2002
Putnam VT Growth and Income	July 15, 2002
Putnam VT Health Sciences	July 15, 2002
Putnam VT New Value	July 15, 2002
Putnam VT The George Putnam Fund of Boston	July 15, 2002

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for Transamerica Preferred Advantage Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Capital Guardian Global	$48,182	$83
Capital Guardian U.S. Equity	170,243	21,609
Capital Guardian Value	233,072	21,177
Federated Growth & Income	505,257	346
MFS High Yield	121,125	880
Transamerica Equity	799,750	12,970
Van Kampen Emerging Growth	491,549	133,877
Van Kampen Money Market	1,547,223	884,073
AIM Variable Insurance Funds—Series II Shares:
AIM V.I. Capial Appreciation Fund	4,294	12
AIM V.I. Government Securities Fund	2,038,372	6,038
AIM V.I. Growth Fund	200,564	199
AIM V.I. Mid Cap Core Equity Fund	78,812	4,719
AIM V.I. Premier Equity Fund	140,359	2,488
First American Insurance Portfolios, Inc.—Class IB Shares:
First American Corporate Bond Portfolio	819,518	6,186
First American Equity Income Portfolio	616,191	7,857
First American International Portfolio	34,570	948
First American Large Cap Growth Portfolio	280,143	2,455
First American Mid Cap Growth Portfolio	115,306	1,387
First American Small Cap Growth Portfolio	222,381	433
First American Technology Portfolio	16,114	4,933
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Rising Dividends Securities Fund	381,264	1,150
Franklin Small Cap Value Securities Fund	17,529	114
Franklin Small Cap Fund	838,019	391,359
Mutual Shares Securities Fund	407,166	7,337
Templeton Foreign Securities Fund	644,147	33,421
Liberty Variable Investment Trust:
Colonial Small Cap Value Fund, Variable Series	313,208	28,872
Liberty Select Value Fund, Variable Series	192,081	7,298

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
MFS® Variable Insurance TrustSM—Service Class:
MFS Emerging Growth Series	$96,249	$182
MFS New Discovery Series	70,000	165
MFS Research Series	153,394	31
MFS Utilities Series	69,102	635
Putnam Variable Trust—Class IB Shares:
Putnam VT Diversified Income Fund	331,060	494
Putnam VT Growth and Income Fund	189,601	18,528
Putnam VT Health Sciences Fund	79,647	1,809
Putnam VT New Value Fund	54,382	156
Putnam VT The George Putnam Fund of Boston	416,911	692

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)	Capital Guardian Value Subaccount(1)	Federated Growth & Income Subaccount(1)	MFS High Yield Subaccount(1)

Units outstanding at July 15, 2002	—	—	—	—	—
Units purchased	40,803	149,650	226,893	503,122	108,367
Units redeemed and transferred	9,024	(2)	5,281	18,116	11,614

Units outstanding at December 31, 2002	49,827	149,648	232,174	521,238	119,981

	Transamerica Equity Subaccount(1)	Van Kampen Emerging Growth Subaccount(1)	Van Kampen Money Market Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	AIM V.I. Government Securities Subaccount(1)

Units outstanding at July 15, 2002	—	—	—	—	—
Units purchased	778,313	177,366	743,478	4,354	1,849,099
Units redeemed and transferred	26,388	197,763	(80,016)	(5)	96,799

Units outstanding at December 31, 2002	804,701	375,129	663,462	4,349	1,945,898

	AIM V.I. Growth Subaccount(1)	AIM V.I. Mid Cap Core Equity Subaccount(1)	AIM V.I. Premier Equity Subaccount(1)	First American Corporate Bond Subaccount(1)	First American Equity Income Subaccount(1)

Units outstanding at July 15, 2002	—	—	—	—	—
Units purchased	98,445	67,369	135,631	727,114	553,624
Units redeemed and transferred	112,512	9,216	11,523	40,749	53,151

Units outstanding at December 31, 2002	210,957	76,585	147,154	767,863	606,775

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	First American International Subaccount(1)	First American Large Cap Growth Subaccount(1)	First American Mid Cap Growth Subaccount(1)	First American Small Cap Growth Subaccount(1)	First American Technology Subaccount(1)
Units outstanding at July 15, 2002	—	—	—	—	—
Units purchased	31,764	257,349	105,928	206,580	10,037
Units redeemed and transferred	5,432	18,615	8,295	23,048	2,675

Units outstanding at December 31, 2002	37,196	275,964	114,223	229,628	12,712

	Franklin Rising Dividends Securities Subaccount(1)	Franklin Small Cap Value Securities Subaccount(1)	Franklin Small Cap Subaccount(1)	Mutual Shares Securities Subaccount(1)	Templeton Foreign Securities Subaccount(1)
Units outstanding at July 15, 2002	—	—	—	—	—
Units purchased	346,086	16,825	402,287	393,738	652,894
Units redeemed and transferred	38,958	1,455	81,009	17,889	44,864

Units outstanding at December 31, 2002	385,044	18,280	483,296	411,627	697,758

	Colonial Small Cap Value Subaccount(1)	Liberty Select Value Subaccount(1)	MFS Emerging Growth Subaccount(1)	MFS New Discovery Subaccount(1)	MFS Research Subaccount(1)
Units outstanding at July 15, 2002	—	—	—	—	—
Units purchased	266,278	184,200	97,485	70,422	137,626
Units redeemed and transferred	13,718	8,949	2,467	1,002	20,019

Units outstanding at December 31, 2002	279,996	193,149	99,952	71,424	157,645

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	MFS Utilities Subaccount(1)	Putnam VT Diversified Income Subaccount(1)	Putnam VT Growth and Income Subaccount(1)	Putnam VT Health Sciences Subaccount(1)	Putnam VT New Value Subaccount(1)
Units outstanding at July 15, 2002	—	—	—	—	—
Units purchased	59,912	320,125	153,798	69,464	40,615
Units redeemed and transferred	8,986	8,191	20,747	4,058	13,864

Units outstanding at December 31, 2002	68,898	328,316	174,545	73,522	54,479

Putnam VT The George Putnam Fund of Boston Subaccount(1)
Units outstanding at July 15, 2002	—
Units purchased	411,413
Units redeemed and transferred	6,450

Units outstanding at December 31, 2002	417,863

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individuals policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

The Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Period Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Capital Guardian Global
	12/31/2002	(1)	49,827	$0.95 to $0.95	$47,450	0.01%	1.25% to 2.00%	(5.07)% to (4.75)%
Capital Guardian U.S. Equity
	12/31/2002	(1)	149,648	0.98 to 0.98	146,804	0.01	1.25 to 2.00	(2.20) to (1.86)
Capital Guardian Value
	12/31/2002	(1)	232,174	0.96 to 0.96	222,728	0.03	1.25 to 2.00	(4.32) to (4.00)
Federated Growth & Income
	12/31/2002	(1)	521,238	0.99 to 1.00	518,579	0.02	1.25 to 2.00	(0.80) to (0.46)
MFS High Yield
	12/31/2002	(1)	119,981	1.02 to 1.02	122,499	0.04	1.25 to 2.00	1.83 to 2.18
Transamerica Equity
	12/31/2002	(1)	804,701	0.99 to 0.99	795,005	0.00	1.25 to 2.00	(1.48) to (1.15)
Van Kampen Emerging Growth
	12/31/2002	(1)	375,129	0.89 to 0.89	334,346	0.00	1.25 to 2.00	(11.13) to (10.83)
Van Kampen Money Market
	12/31/2002	(1)	663,462	1.00 to 1.00	663,200	0.61	1.25 to 2.00	(0.37) to (0.03)
AIM V.I. Capial Appreciation
	12/31/2002	(1)	4,349	0.96 to 0.96	4,166	0.00	1.25 to 2.00	(4.47) to (4.14)
AIM V.I. Government Securities
	12/31/2002	(1)	1,945,898	1.04 to 1.04	2,031,530	5.21	1.25 to 2.00	4.10 to 4.46
AIM V.I. Growth
	12/31/2002	(1)	210,957	0.94 to 0.94	197,873	0.00	1.25 to 2.00	(6.47) to (6.15)
AIM V.I. Mid Cap Core Equity
	12/31/2002	(1)	76,585	0.98 to 0.98	75,218	0.00	1.25 to 2.00	(2.04) to (1.71)
AIM V.I. Premier Equity
	12/31/2002	(1)	147,154	0.94 to 0.94	138,631	0.96	1.25 to 2.00	(6.03) to (5.71)

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Period Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
First American Corporate Bond
	12/31/2002	(1)	767,863	$1.06 to $1.06	$814,717	12.53%	1.25% to 2.00%	5.82% to 6.18%
First American Equity Income
	12/31/2002	(1)	606,775	0.98 to 0.98	593,851	6.13	1.25 to 2.00	(2.38) to (2.05)
First American International
	12/31/2002	(1)	37,196	0.90 to 0.90	33,434	1.15	1.25 to 2.00	(10.39) to (10.08)
First American Large Cap Growth
	12/31/2002	(1)	275,964	0.97 to 0.97	268,785	0.02	1.25 to 2.00	(2.84) to (2.51)
First American Mid Cap Growth
	12/31/2002	(1)	114,223	0.99 to 0.99	113,452	0.00	1.25 to 2.00	(0.91) to (0.57)
First American Small Cap Growth
	12/31/2002	(1)	229,628	0.95 to 0.95	217,749	0.00	1.25 to 2.00	(5.45) to (5.13)
First American Technology
	12/31/2002	(1)	12,712	0.90 to 0.90	11,419	0.00	1.25 to 2.00	(10.43) to (10.12)
Franklin Rising Dividends Securities
	12/31/2002	(1)	385,044	0.99 to 1.00	383,435	0.00	1.25 to 2.00	(0.69) to (0.35)
Franklin Small Cap Value Securities
	12/31/2002	(1)	18,280	0.95 to 0.96	17,452	0.00	1.25 to 2.00	(4.77) to (4.45)
Franklin Small Cap
	12/31/2002	(1)	483,296	0.96 to 0.96	465,509	0.00	1.25 to 2.00	(3.93) to (3.61)
Mutual Shares Securities
	12/31/2002	(1)	411,627	0.97 to 0.98	401,942	0.00	1.25 to 2.00	(2.61) to (2.28)
Templeton Foreign Securities
	12/31/2002	(1)	697,758	0.87 to 0.88	610,390	0.00	1.25 to 2.00	(12.76) to (12.47)
Colonial Small Cap Value
	12/31/2002	(1)	279,996	1.00 to 1.01	281,770	0.58	1.25 to 2.00	0.36 to 0.71
Liberty Select Value
	12/31/2002	(1)	193,149	0.95 to 0.95	184,182	0.77	1.25 to 2.00	(4.91) to (4.59)
MFS Emerging Growth
	12/31/2002	(1)	99,952	0.94 to 0.94	94,410	0.00	1.25 to 2.00	(5.83) to (5.51)
MFS New Discovery
	12/31/2002	(1)	71,424	0.96 to 0.96	68,578	0.00	1.25 to 2.00	(4.23) to (3.90)

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Period Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
MFS Research
	12/31/2002	(1)	157,645	$0.97 to $0.97	$153,071	0.00%	1.25% to 2.00%	(3.16)% to (2.83)%

MFS Utilities
	12/31/2002	(1)	68,898	1.03 to 1.04	71,368	0.00	1.25 to 2.00	3.32 to 3.67

Putnam VT Diversified Income
	12/31/2002	(1)	328,316	1.03 to 1.04	339,757	0.00	1.25 to 2.00	3.23 to 3.58

Putnam VT Growth and Income
	12/31/2002	(1)	174,545	0.98 to 0.98	171,058	0.00	1.25 to 2.00	(2.27) to (1.94)

Putnam VT Health Sciences
	12/31/2002	(1)	73,522	1.05 to 1.05	77,188	0.00	1.25 to 2.00	4.71 to 5.07

Putnam VT New Value
	12/31/2002	(1)	54,479	1.00 to 1.00	54,513	0.00	1.25 to 2.00	(0.18) to 0.16

Putnam VT The George Putnam Fund of Boston
	12/31/2002	(1)	417,863	1.00 to 1.00	418,586	0.00	1.25 to 2.00	(0.07) to 0.27

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratio(s) for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Transamerica Life Insurance Company

Separate Account VA L—Transamerica

Preferred Advantage Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Assets Retained by Transamerica Life

A summary of those subaccounts for which the market value of Transamerica Life’s capital contributions exceed 5% of net assets follows:

Subaccount	Market Value
AIM V.I. Capital Appreciation	$574

6. Administrative, Mortality, and Expense Risk Charge

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts’ accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge ranging from 1.10% to 1.85% (depending on the death benefit selected) is assessed.

7. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

8. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 5.

	(2)			Not Applicable.

	(3)	(a	)	Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 7.

	(3)	(a	)(1)	Amendment to Principal Underwriting Agreement. Note 8.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

	(4)	(a	)	Form of Policy. Note 8.

		(b	)	Form of Policy Rider (Managed Annuity Program). Note 1.

		(c	)	Form of Policy Rider (Beneficiary Earnings Enhancement).

Note 2.

		(d	)	Form of Policy Rider (Beneficiary Earnings Enhancement—

Extra). Note 8.

		(e	)	Form of Policy Rider (Initial Payment Guarantee). Note 3.

		(f	)	Form of Policy Rider (Liquidity Rider). Note 8.

	(5)	(a	)	Form of Application. Note 8.

		(b	)	Form of Application. Note 15.

	(6)	(a	)	Articles of Incorporation of Transamerica Life Insurance Company. Note 4.

		(b	)	ByLaws of Transamerica Life Insurance Company. Note 4.

	(7)			Not Applicable.

	(8)	(a	)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 9.

	(8)	(a	)(l)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

	(8)	(a	)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, Inc., AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3

	(8)	(a	)(3)	Amendment No. 22 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Inc., AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company Transamerica Life Insurance and Annuity Company, and Transamerica Life Insurance Company of New York. Note 15.

	(8)	(b	)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 10.

	(8)	(b	)(1)	Amendment No. 8 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company, and AFSG Securities Corporation. Note 15.

	(8)	(c	)	Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and PFL Life Insurance Company on behalf of itself and its Separate Accounts. Note 11.

	(8)	(c	)(l)	Amendment No. 1 to the Participation Agreement by and among U.S. Bancorp Asset Management, Inc., First American Insurance Portfolios, Inc., and Transamerica Life Insurance Company. Note 15.

	(8)	(c	)(2)	Form of Amendment No. 2 to the Participation Agreement by and among U.S. Bancorp Asset Management, Inc., First American Insurance Portfolios, Inc., and Transamerica Life Insurance Company. Note 15.

	(8)	(d	)	Revised Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and PFL Life Insurance Company. Note 2.

	(8)	(d	)(1)	Form of Amendment No. 2 to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and PFL Life Insurance Company. Note 7.

	(8)	(e	)	Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Transamerica Life Insurance Company. Note 12.

	(8)	(e	)(1)	Amendment No. 1 to Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Transamerica Life Insurance Company. Note 15.

	(8)	(f	)	Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 13.

	(8)	(f	)(l)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 14.

	(8)	(f	)(2)	Amended and Reinstated Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 15.

	(8)	(f	)(3)	Amendment to Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 15.

	(8)	(g	)	Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 10.

	(8)	(g	)(1)	Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Transamerica Life Insurance Company. Note 15.

	(9)			Opinion and Consent of Counsel. Note 5.

	(10)	(a	)	Consent of Independent Auditors. Note 15.

		(b	)	Opinion and Consent of Actuary. Note 15.

	(11)			Not applicable.

	(12)			Not applicable.

	(13)	Performance Data Calculations. Note 15.

	(14)	Powers of Attorney. (P.S. Baird, C.D. Vermie, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5. (C. H. Garrett, A. C. Schneider) Note 6.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 33- 33085) on October 2, 2001.
Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 333- 07509) on April 30, 2001.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33- 33085) on April 27, 2001.
Note 4.	Incorporated herein by reference to initial filing of form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 5.	Filed with initial filing of this Form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.
Note 6.	Filed with Pre-Effective Amendment No. 1 to this form N-4 Registration Statement (File No. 333-87792) on July 11, 2002.
Note 7.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement filed on May 20, 2002 (File No. 333-76230).
Note 8.	Filed with Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 26209) on April 29, 1998.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333- 7509) on July 16, 1998.
Note 11.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 46594) filed on December 20, 2000.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333- 62738) filed on October 11, 2002.
Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333- 7509) filed on December 23, 1997.
Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333- 7509) filed on April 29, 1999.
Note 15.	Filed with Post-Effective No. 2 to Form N-4 Registration Statement (File No. 333-87792) on April 30, 2003.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E Cedar Rapids, Iowa 52499-0001.	Director, Chairman of the Board and President
Christopher H. Garrett 4333 Edgewood Road, N.E Cedar Rapids, Iowa 52499-0001 .	Director, and CFO-Financial Partners
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Secretary and General Counsel
Arthur C. Schneider 4333 Edgewood Road, N.E Cedar Rapids, Iowa 52499-0001	Director, Vice President and Chief Tax Officer
Robert J. Kontz 4333 Edgewood Road, N.E Cedar Rapids, Iowa 52499-0001 .	Vice President and Corporate Controller
Brenda K. Clancy 4333 Edgewood Road, N.E Cedar Rapids, Iowa 52499-0001	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.    Number of Contract Owners

As of December 31, 2002, there were 297 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman	Thomas R. Moriarty
Director and President	Vice President
Frank A. Camp	Teresa L. Stolba
Secretary	Assistant Compliance Officer
Lisa Wachendorf	William G. Cummings
Director, Vice President and Chief Compliance Officer	Treasurer, Controller, Vice President
Priscilla Hechler
Assistant Vice President

Anne M. Spaes	Darin D. Smith
Director and Vice President	Vice President and Assistant Secretary
Emily Bates	Clifton Flenniken
Assistant Treasurer	Assistant Treasurer

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $1,031,906.24 and $0 from the Registrant for the year ending December 31, 2002, and December 31, 2001, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment CompanyAct of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and (d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to off policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 31st day of October, 2003.

SEPARATE ACCOUNT VA L

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director	, 2003
Christopher H. Garrett

*	Director (Principal Executive Officer)	, 2003
Larry N. Norman

/s/ Craig D. Vermie	Director	October 31, 2003
Craig D. Vermie

*	Director	, 2003
Arthur C. Schneider

*	Vice President and Corporate Controller	, 2003
Robert J. Kontz

*	Director, Vice President, Treasurer and Chief Compliance Officer	, 2003
Brenda K. Clancy

*	By Craig D. Vermie, Attorney-in-Fact